PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	May 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation pre-tax gain		$ 19,000,000	$ 114,000,000
Return of asset retirement obligations upon disposal of property	$ 69,000,000	69,000,000
Disposals of property, plant and equipment pre-tax gain	20,000,000
Disposals of property, plant and equipment after-tax gain	14,000,000
Interest costs capitalized		$ 69,000,000	$ 82,000,000	$ 233,000,000
Weighted average capitalization rate		3.90%	3.80%	3.90%
North America
Disclosure of detailed information about property, plant and equipment [line items]
Net cash paid for consideration for acquisition of exploration and evaluation assets		$ 170,000,000
Asset retirement obligations	13,000,000	13,000,000
Deferred tax liabilities	0	0
Gains on acquisitions of property, plant and equipment, pre-tax		47,000,000
Acquired exploration and evaluation assets			$ 27,000,000	$ 0
North Sea
Disclosure of detailed information about property, plant and equipment [line items]
Asset retirement obligations	41,000,000	41,000,000
Deferred tax liabilities	27,000,000	27,000,000
Gains on acquisitions of property, plant and equipment, pre-tax		120,000,000
Property, plant and equipment acquisition		108,000,000
Net proceeds received for acquisition of property, plant and equipment		73,000,000
Net working capital assets recognised, property, plant and equipment acquisition	$ 7,000,000	7,000,000
Revaluation pre-tax gain		19,000,000
North America, Exploration and Production segment and Midstream segment
Disclosure of detailed information about property, plant and equipment [line items]
Net cash paid for consideration for acquisition of exploration and evaluation assets			1,013,000,000	159,000,000
Asset retirement obligations			63,000,000	30,000,000
Deferred tax liabilities			0	$ 0
Midstream
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation pre-tax gain		114,000,000	114,000,000
Revaluation after-tax gain		$ 83,000,000	$ 83,000,000
AOSP
Disclosure of detailed information about property, plant and equipment [line items]
Asset retirement obligations					$ 721,000,000
Deferred tax liabilities					$ 1,287,000,000